Related-party Transactions - Schedule of Amounts Related to Accounts Receivable and Payable Balances with Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Payables	$ 33	$ 30